Regulatory Assets and Liabilities (Tables)	6 Months Ended
Jun. 30, 2023
Regulated Operations [Abstract]
Schedule of Regulatory Assets
Detailed information about the Corporation's regulatory assets and liabilities is provided in Note 8 to the 2022 Annual Financial Statements. A summary follows.

	As at
	June 30,	December 31,
($ millions)	2023	2022
Regulatory assets
Deferred income taxes	1,897	1,874
Deferred energy management costs	463	445
Rate stabilization and related accounts	419	557
Employee future benefits	191	207
Deferred lease costs	135	132
Derivatives	118	84
Deferred restoration costs	109	91
Manufactured gas plant site remediation deferral	87	97
Generation early retirement costs	73	78
Other regulatory assets	464	444
Total regulatory assets	3,956	4,009
Less: Current portion	(730)	(914)
Long-term regulatory assets	3,226	3,095

Regulatory liabilities
Future cost of removal	1,353	1,306
Deferred income taxes	1,271	1,364
Rate stabilization and related accounts	288	297
Employee future benefits	254	306
Renewable energy surcharge	122	126
Energy efficiency liability	89	89
Electric and gas moderator account	67	34
Alberta Electric System Operator charges deferral	58	21
Derivatives	54	224
Other regulatory liabilities	161	148
Total regulatory liabilities	3,717	3,915
Less: Current portion	(489)	(595)
Long-term regulatory liabilities	3,228	3,320

Schedule of Regulatory Liabilities
Detailed information about the Corporation's regulatory assets and liabilities is provided in Note 8 to the 2022 Annual Financial Statements. A summary follows.

	As at
	June 30,	December 31,
($ millions)	2023	2022
Regulatory assets
Deferred income taxes	1,897	1,874
Deferred energy management costs	463	445
Rate stabilization and related accounts	419	557
Employee future benefits	191	207
Deferred lease costs	135	132
Derivatives	118	84
Deferred restoration costs	109	91
Manufactured gas plant site remediation deferral	87	97
Generation early retirement costs	73	78
Other regulatory assets	464	444
Total regulatory assets	3,956	4,009
Less: Current portion	(730)	(914)
Long-term regulatory assets	3,226	3,095

Regulatory liabilities
Future cost of removal	1,353	1,306
Deferred income taxes	1,271	1,364
Rate stabilization and related accounts	288	297
Employee future benefits	254	306
Renewable energy surcharge	122	126
Energy efficiency liability	89	89
Electric and gas moderator account	67	34
Alberta Electric System Operator charges deferral	58	21
Derivatives	54	224
Other regulatory liabilities	161	148
Total regulatory liabilities	3,717	3,915
Less: Current portion	(489)	(595)
Long-term regulatory liabilities	3,228	3,320